Business combination (Details 26) - NTERSOL Group R$ in Thousands	Nov. 01, 2022 BRL (R$)
Business combinations
Total intangible assets at fair value (note 14)	R$ 157,007	[1]
Customer relationship (note 14)
Business combinations
Total intangible assets at fair value (note 14)	153,644
Software (note 14)
Business combinations
Total intangible assets at fair value (note 14)	R$ 3,363

[1]	According to the purchase price on November 01, 2022: